Distribution Date:	09/13/21	GS Mortgage Securities Corporation II
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	25		-
Historical Liquidated Loan Detail	26		, | ,
		Controlling Class	RREF II CMBS AIV, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	27	Representative
Interest Shortfall Detail - Collateral Level	28		-
Supplemental Notes	29		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36197XAG9	0.742000%	84,631,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36197XAH7	2.011000%	134,221,000.00	0.24	0.00	0.00	0.00	0.00	0.00	0.24	39.81%	30.00%
A-3	36197XAJ3	2.860000%	200,000,000.00	200,000,000.00	0.00	476,666.67	0.00	0.00	476,666.67	200,000,000.00	39.81%	30.00%
A-4	36197XAK0	3.135000%	313,849,000.00	313,849,000.00	0.00	819,930.51	0.00	0.00	819,930.51	313,849,000.00	39.81%	30.00%
A-AB	36197XAL8	2.678000%	105,525,000.00	31,207,597.27	2,025,470.97	69,644.95	0.00	0.00	2,095,115.92	29,182,126.30	39.81%	30.00%
A-S	36197XAP9	3.375000%	80,829,000.00	80,829,000.00	0.00	227,331.56	0.00	0.00	227,331.56	80,829,000.00	30.86%	23.25%
B	36197XAQ7	3.777000%	86,817,000.00	86,817,000.00	0.00	273,256.51	0.00	0.00	273,256.51	86,817,000.00	21.23%	16.00%
C	36197XAR5	4.179000%	55,383,000.00	55,383,000.00	0.00	192,871.30	0.00	0.00	192,871.30	55,383,000.00	15.10%	11.38%
D	36197XAB0	4.588713%	49,395,000.00	49,395,000.00	0.00	188,882.90	0.00	0.00	188,882.90	49,395,000.00	9.62%	7.25%
E	36197XAC8	3.250000%	32,931,000.00	32,931,000.00	0.00	89,188.13	0.00	0.00	89,188.13	32,931,000.00	5.97%	4.50%
F	36197XAD6	3.250000%	11,974,000.00	11,974,000.00	0.00	32,429.58	0.00	0.00	32,429.58	11,974,000.00	4.64%	3.50%
G*	36197XAE4	3.250000%	41,912,027.00	41,909,713.24	0.00	80,895.29	0.00	0.00	80,895.29	41,909,713.24	0.00%	0.00%
R	36197XAF1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,197,467,027.00	904,295,310.75	2,025,470.97	2,451,097.40	0.00	0.00	4,476,568.37	902,269,839.78

Notional Certificates
X-A	36197XAM6	1.533381%	919,055,000.00	625,885,597.51	0.00	799,767.49	0.00	0.00	799,767.49	623,860,126.54
X-B	36197XAN4	0.655145%	142,200,000.00	142,200,000.00	0.00	77,634.69	0.00	0.00	77,634.69	142,200,000.00
X-C	36197XAA2	1.338713%	86,817,027.00	86,814,713.24	0.00	96,849.99	0.00	0.00	96,849.99	86,814,713.24
Notional SubTotal			1,148,072,027.00	854,900,310.75	0.00	974,252.17	0.00	0.00	974,252.17	852,874,839.78

Deal Distribution Total					2,025,470.97	3,425,349.57	0.00	0.00	5,450,820.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36197XAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36197XAH7	0.00000179	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000179
A-3	36197XAJ3	1,000.00000000	0.00000000	2.38333335	0.00000000	0.00000000	0.00000000	0.00000000	2.38333335	1,000.00000000
A-4	36197XAK0	1,000.00000000	0.00000000	2.61249999	0.00000000	0.00000000	0.00000000	0.00000000	2.61249999	1,000.00000000
A-AB	36197XAL8	295.73652945	19.19422857	0.65998531	0.00000000	0.00000000	0.00000000	0.00000000	19.85421388	276.54230088
A-S	36197XAP9	1,000.00000000	0.00000000	2.81249997	0.00000000	0.00000000	0.00000000	0.00000000	2.81249997	1,000.00000000
B	36197XAQ7	1,000.00000000	0.00000000	3.14750003	0.00000000	0.00000000	0.00000000	0.00000000	3.14750003	1,000.00000000
C	36197XAR5	1,000.00000000	0.00000000	3.48250005	0.00000000	0.00000000	0.00000000	0.00000000	3.48250005	1,000.00000000
D	36197XAB0	1,000.00000000	0.00000000	3.82392752	0.00000000	0.00000000	0.00000000	0.00000000	3.82392752	1,000.00000000
E	36197XAC8	1,000.00000000	0.00000000	2.70833349	0.00000000	0.00000000	0.00000000	0.00000000	2.70833349	1,000.00000000
F	36197XAD6	1,000.00000000	0.00000000	2.70833305	0.00000000	0.00000000	0.00000000	0.00000000	2.70833305	1,000.00000000
G	36197XAE4	999.94479484	0.00000000	1.93012116	0.77806258	19.08932107	0.00000000	0.00000000	1.93012116	999.94479484
R	36197XAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36197XAM6	681.00994773	0.00000000	0.87020634	0.00000000	0.00000000	0.00000000	0.00000000	0.87020634	678.80608510
X-B	36197XAN4	1,000.00000000	0.00000000	0.54595422	0.00000000	0.00000000	0.00000000	0.00000000	0.54595422	1,000.00000000
X-C	36197XAA2	999.97334901	0.00000000	1.11556446	0.00000000	0.00000000	0.00000000	0.00000000	1.11556446	999.97334901

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	476,666.67	0.00	476,666.67	0.00	0.00	0.00	476,666.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	819,930.51	0.00	819,930.51	0.00	0.00	0.00	819,930.51	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	69,644.95	0.00	69,644.95	0.00	0.00	0.00	69,644.95	0.00
A-S	08/01/21 - 08/30/21	30	0.00	227,331.56	0.00	227,331.56	0.00	0.00	0.00	227,331.56	0.00
B	08/01/21 - 08/30/21	30	0.00	273,256.51	0.00	273,256.51	0.00	0.00	0.00	273,256.51	0.00
C	08/01/21 - 08/30/21	30	0.00	192,871.30	0.00	192,871.30	0.00	0.00	0.00	192,871.30	0.00
D	08/01/21 - 08/30/21	30	0.00	188,882.90	0.00	188,882.90	0.00	0.00	0.00	188,882.90	0.00
E	08/01/21 - 08/30/21	30	0.00	89,188.13	0.00	89,188.13	0.00	0.00	0.00	89,188.13	0.00
F	08/01/21 - 08/30/21	30	0.00	32,429.58	0.00	32,429.58	0.00	0.00	0.00	32,429.58	0.00
G	08/01/21 - 08/30/21	30	765,389.03	113,505.47	0.00	113,505.47	32,610.18	0.00	0.00	80,895.29	800,072.14
X-A	08/01/21 - 08/30/21	30	0.00	799,767.49	0.00	799,767.49	0.00	0.00	0.00	799,767.49	0.00
X-B	08/01/21 - 08/30/21	30	0.00	77,634.69	0.00	77,634.69	0.00	0.00	0.00	77,634.69	0.00
X-C	08/01/21 - 08/30/21	30	0.00	96,849.99	0.00	96,849.99	0.00	0.00	0.00	96,849.99	0.00
Totals			765,389.03	3,457,959.75	0.00	3,457,959.75	32,610.18	0.00	0.00	3,425,349.57	800,072.14

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	5,450,820.54
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,480,613.24	Master Servicing Fee	19,432.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,909.52
Interest Adjustments	0.00	Trustee Fee	170.77
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	970.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,480,613.24	Total Fees	22,482.72

Principal		Expenses/Reimbursements
Scheduled Principal	2,025,470.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,697.82
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,912.36
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,025,470.97	Total Expenses/Reimbursements	32,610.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,425,349.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,025,470.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,450,820.54
Total Funds Collected	5,506,084.21	Total Funds Distributed	5,505,913.44

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	904,295,310.75	904,295,310.75	Beginning Certificate Balance	904,295,310.75
(-) Scheduled Principal Collections	2,025,470.97	2,025,470.97	(-) Principal Distributions	2,025,470.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	902,269,839.78	902,269,839.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	904,564,034.95	904,564,034.95	Ending Certificate Balance	902,269,839.78
Ending Actual Collateral Balance	902,546,873.46	902,546,873.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP	Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP
3,000,000 or less	8	20,754,678.50	2.30%	19	4.4641	1.606212	1.40 or less	22	326,779,171.98	36.22%	19	4.7780	0.604947
3,000,001 to 5,000,000	16	61,383,072.66	6.80%	19	4.7060	1.795818	1.41-1.50	3	59,281,946.35	6.57%	19	4.0935	1.428716
5,000,001 to 10,000,000	15	101,676,657.16	11.27%	19	4.3011	1.671290	1.51-1.60	5	32,274,263.96	3.58%	20	4.2642	1.576160
10,000,001 to 15,000,000	3	34,971,073.22	3.88%	18	4.6468	0.507489	1.61-1.70	3	14,864,983.18	1.65%	20	4.6314	1.681289
15,000,001 to 20,000,000	5	88,113,895.74	9.77%	20	4.5470	1.666104	1.71-1.80	5	47,553,984.11	5.27%	19	4.3211	1.780590
20,000,001 to 25,000,000	4	89,746,093.83	9.95%	20	4.4000	1.808271	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 30,000,000	1	25,655,285.67	2.84%	20	4.2700	1.949000	1.91 or greater	20	264,916,482.75	29.36%	19	4.1320	2.326582
30,000,001 to 40,000,000	2	71,626,542.37	7.94%	20	3.8558	1.192439	Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834
40,000,001 to 60,000,000	2	99,060,821.90	10.98%	19	5.4056	0.034509
60,000,001 or Greater	2	152,682,711.28	16.92%	19	4.0117	1.834498
Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	156,599,007.45	17.36%	19	4.6763	NAP
							Defeased	18	156,599,007.45	17.36%	19	4.6763	NAP
Arizona	2	24,989,865.22	2.77%	19	4.4619	2.128149
							Industrial	16	36,347,369.01	4.03%	20	4.1972	1.872215
California	2	20,114,730.40	2.23%	20	4.1768	1.370440
							Lodging	10	93,724,840.60	10.39%	20	5.0247	(0.310358)
Florida	9	75,825,131.02	8.40%	19	4.4079	1.865903
							Mixed Use	4	81,639,571.76	9.05%	20	4.7605	1.112929
Georgia	2	7,779,530.01	0.86%	19	5.0975	1.711518
							Mobile Home Park	3	4,384,730.82	0.49%	20	4.9130	3.859000
Kansas	1	35,695,897.12	3.96%	19	3.6100	1.425500
							Multi-Family	13	151,729,560.48	16.82%	19	4.8925	1.628178
Louisiana	1	3,804,486.10	0.42%	20	4.7200	1.702000
							Office	6	33,626,539.27	3.73%	19	4.3662	1.738243
Maine	1	6,152,436.14	0.68%	20	4.3070	0.882100
							Retail	24	344,218,220.37	38.15%	19	4.0317	1.763508
Maryland	2	11,254,481.70	1.25%	20	3.9576	1.332930
							Totals	94	902,269,839.78	100.00%	19	4.4808	1.435834
Michigan	3	25,639,398.15	2.84%	19	4.8855	1.433992

Minnesota	1	44,315,908.26	4.91%	20	5.4620	(0.943000)

Mississippi	1	3,645,965.84	0.40%	20	4.7200	1.702000

Montana	1	637,779.03	0.07%	20	4.9130	3.859000

Nebraska	1	3,471,303.90	0.38%	19	4.6700	1.638300

Nevada	1	3,672,638.46	0.41%	18	4.8500	2.630200

New Jersey	2	23,810,430.55	2.64%	20	4.1160	1.814979

New York	4	124,916,738.33	13.84%	19	5.0031	0.923753

North Carolina	4	103,595,026.92	11.48%	19	3.6293	2.276743

Ohio	2	8,719,348.17	0.97%	20	4.1164	2.383439

Pennsylvania	18	117,730,386.68	13.05%	20	4.2872	1.428230

Tennessee	1	1,701,516.68	0.19%	19	4.6800	1.364500

Texas	13	80,776,236.01	8.95%	19	4.6729	1.503900

Virginia	3	14,830,620.32	1.64%	18	4.3117	0.657322

Washington	1	2,590,977.30	0.29%	20	4.9130	3.859000

Totals	94	902,269,839.78	100.00%	19	4.4808	1.435834

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP			None
	4.000% or less	6	154,879,285.87	17.17%	19	3.5750	2.115630
	4.001% to 4.250%	10	140,895,120.10	15.62%	20	4.1483	1.420685
	4.251% to 4.500%	16	120,892,487.34	13.40%	19	4.3621	1.646110
	4.501% to 4.750%	13	133,739,756.24	14.82%	20	4.7126	1.137907
	4.751% to 5.000%	7	78,722,453.66	8.72%	19	4.8808	1.920114
	5.001% to 5.250%	1	4,691,720.36	0.52%	19	5.1500	0.663500
	5.251% to 5.500%	3	104,107,596.55	11.54%	19	5.4054	0.133240
	5.501% or greater	2	7,742,412.21	0.86%	18	5.6470	1.563603
	Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP	Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP
	60 months or less	58	745,670,832.33	82.64%	19	4.4398	1.420556	300 months or less	58	745,670,832.33	82.64%	19	4.4398	1.420556
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834	Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	156,599,007.45	17.36%	19	4.6763	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	2	13,051,924.17	1.45%	20	4.0279	1.762676
	1 year or less	55	729,560,510.11	80.86%	19	4.4481	1.413946
	2 years or greater	1	3,058,398.05	0.34%	20	4.2200	1.537300
	Totals	72	902,269,839.78	100.00%	19	4.4808	1.435834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300460001	1	RT	Greensboro	NC	30/360	3.47925%	257,803.51	190,097.63	0.00	N/A	04/06/23	--	88,910,535.83	88,720,438.20	08/06/21
2	406100106	1	MU	Flushing	NY	Actual/360	4.75025%	262,151.45	129,084.05	0.00	N/A	05/06/23	--	64,091,357.13	63,962,273.08	09/06/21
3	406100086	1	MF	Evans Mills	NY	Actual/360	5.36025%	253,109.71	93,492.90	0.00	N/A	03/06/23	--	54,838,406.54	54,744,913.64	09/06/21
5	406100111	1	LO	Minneapolis	MN	Actual/360	5.46225%	208,809.10	79,548.53	0.00	N/A	05/06/23	--	44,395,456.79	44,315,908.26	08/06/21
6	300460006	1	RT	Huntingdon Valley	PA	Actual/360	4.10025%	127,101.58	69,801.76	0.00	N/A	05/06/23	--	36,000,447.01	35,930,645.25	09/06/21
7	300460007	1	RT	Wichita	KS	Actual/360	3.61025%	111,185.06	70,897.92	0.00	N/A	04/06/23	--	35,766,795.04	35,695,897.12	09/06/21
8	300460008	1	MU	Brooklyn	NY	Actual/360	4.00025%	108,076.55	70,954.19	0.00	N/A	05/06/23	--	31,377,064.25	31,306,110.06	09/06/21
10	300460010	1	MF	Jacksonville	FL	Actual/360	4.61425%	113,842.90	51,241.37	0.00	N/A	04/06/23	--	28,652,938.02	28,601,696.65	09/06/21
11	623100009	1	MF	Pittsburgh	PA	Actual/360	4.27025%	94,539.34	56,100.11	0.00	N/A	05/06/23	--	25,711,385.78	25,655,285.67	09/06/21
12	695100138	1	IN	Philadelphia	PA	Actual/360	4.23425%	89,068.73	53,322.33	0.00	N/A	05/06/23	--	24,429,536.48	24,376,214.15	09/06/21
13	340100964	1	RT	Glendale	AZ	Actual/360	4.44025%	91,281.82	41,040.45	0.00	N/A	04/06/23	--	23,874,931.18	23,833,890.73	09/06/21
14	300460014	1	IN	Danbury	CT	Actual/360	4.90025%	93,312.54	44,676.41	0.00	N/A	01/06/23	--	22,114,888.35	22,070,211.94	09/06/21
15	300460015	1	RT	Mahwah	NJ	Actual/360	4.11025%	74,269.65	46,675.01	0.00	N/A	05/06/23	--	20,985,068.13	20,938,393.12	09/06/21
16	695100132	1	RT	Tarentum	PA	Actual/360	4.70525%	79,688.35	60,775.86	0.00	N/A	05/01/23	--	19,668,716.14	19,607,940.28	09/01/21
18	406100103	1	MF	Bryan	TX	Actual/360	4.84525%	86,081.82	35,217.60	0.00	N/A	05/06/23	--	20,632,813.43	20,597,595.83	09/06/21
19	300460019	1	RT	Lutz	FL	Actual/360	4.14025%	66,891.97	41,801.75	0.00	N/A	04/06/23	--	18,763,526.45	18,721,724.70	09/06/21
20	406100099	1	MF	Various	Various	Actual/360	4.86025%	74,435.79	54,403.55	0.00	N/A	04/06/23	--	17,786,329.91	17,731,926.36	09/06/21
21	300460021	1	RT	Hesperia	CA	Actual/360	4.20025%	59,869.82	36,319.86	0.00	N/A	05/06/23	--	16,553,867.22	16,517,547.36	09/06/21
22	406100113	1	RT	Benton Harbor	MI	Actual/360	4.85025%	65,037.70	37,953.46	0.00	N/A	05/06/23	--	15,572,710.50	15,534,757.04	09/06/21
23	406100104	1	LO	El Paso	TX	Actual/360	4.67125%	45,859.59	58,451.93	0.00	N/A	05/06/23	--	11,401,476.73	11,343,024.80	09/06/21
24	623100016	1	MF	Various	NM	Actual/360	5.23025%	62,164.46	25,714.55	0.00	N/A	06/01/23	01/06/23	13,803,247.83	13,777,533.28	09/06/21
25	300460025	1	IN	New Galilee	PA	Actual/360	3.96225%	44,892.63	26,391.44	0.00	N/A	12/06/22	--	13,158,347.60	13,131,956.16	09/06/21
26	625100010	1	OF	Paoli	PA	Actual/360	4.31025%	45,230.37	26,611.16	0.00	N/A	03/05/23	--	12,186,912.51	12,160,301.35	09/05/21
27	406100090	1	MU	Coral Springs	FL	Actual/360	4.98025%	49,328.76	35,267.92	0.00	N/A	02/06/23	--	11,503,014.99	11,467,747.07	09/06/21
28	300460028	1	RT	Naples	FL	Actual/360	3.81425%	32,583.09	20,160.19	0.00	N/A	05/06/23	--	9,920,930.80	9,900,770.61	09/06/21
29	300460029	1	LO	Charlottesville	VA	Actual/360	4.15025%	30,989.85	28,523.28	0.00	N/A	05/06/23	--	8,671,859.26	8,643,335.98	09/06/21
30	300460030	1	IN	Curtis Bay	MD	Actual/360	3.80025%	27,218.00	19,377.74	0.00	N/A	05/06/23	--	8,317,894.16	8,298,516.42	09/06/21
31	625100011	1	RT	Daytona Beach	FL	Actual/360	4.32025%	29,118.08	25,448.44	0.00	N/A	04/05/23	--	7,827,440.69	7,801,992.25	09/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	406100084	1	MF	Spring	TX	Actual/360	4.73025%	32,822.03	16,620.01	0.00	N/A	02/06/23	--	8,058,330.37	8,041,710.36	09/06/21
33	695100134	1	LO	Various	Various	Actual/360	4.72025%	30,375.65	23,053.31	0.00	N/A	05/01/23	--	7,473,505.25	7,450,451.94	09/01/21
34	406100108	1	OF	Salt Lake City	UT	Actual/360	4.78625%	32,499.55	14,644.20	0.00	N/A	05/06/23	--	7,885,795.03	7,871,150.83	09/06/21
35	406100074	1	MF	Wheeling	IL	Actual/360	6.19225%	42,199.62	12,875.88	0.00	N/A	01/06/23	--	7,914,407.85	7,901,531.97	09/06/21
37	623100014	1	RT	Houston	TX	Actual/360	3.81025%	21,838.22	15,483.92	0.00	N/A	05/06/23	--	6,656,303.21	6,640,819.29	09/06/21
38	300460038	1	LO	South Portland	ME	Actual/360	4.30725%	22,892.18	19,950.59	0.00	N/A	05/06/23	--	6,172,386.73	6,152,436.14	09/06/21
39	406100110	1	RT	Huber Heights	OH	Actual/360	4.64025%	26,382.73	13,532.69	0.00	N/A	05/06/23	--	6,603,019.11	6,589,486.42	09/06/21
40	300460040	1	OF	Wesley Chapel	FL	Actual/360	4.36025%	23,750.63	13,629.44	0.00	N/A	04/01/23	--	6,326,004.48	6,312,375.04	09/01/21
41	623100015	1	RT	Winston-Salem	NC	Actual/360	4.11025%	22,132.36	13,909.15	0.00	N/A	05/06/23	--	6,253,550.17	6,239,641.02	09/06/21
43	300460043	1	SS	Philadelphia	PA	Actual/360	4.32025%	21,860.51	12,738.74	0.00	N/A	04/06/23	--	5,876,479.89	5,863,741.15	09/06/21
44	300460044	1	MF	Columbus	OH	Actual/360	3.82825%	18,577.87	13,075.45	0.00	N/A	05/06/23	--	5,635,919.68	5,622,844.23	09/06/21
45	406100105	1	MF	Glen Ellyn	IL	Actual/360	5.56925%	28,252.81	10,365.68	0.00	N/A	05/06/23	--	5,891,490.65	5,881,124.97	09/06/21
46	300460046	1	LO	Fayetteville	NC	Actual/360	5.15025%	20,910.82	23,529.14	0.00	N/A	04/01/23	--	4,715,249.50	4,691,720.36	09/01/21
47	695100127	1	OF	West Bloomfield	MI	Actual/360	4.48125%	19,579.00	16,202.67	0.00	N/A	04/01/23	--	5,074,069.13	5,057,866.46	09/01/21
48	406100085	1	MF	Humble	TX	Actual/360	4.96025%	22,823.48	10,628.69	0.00	N/A	02/06/23	--	5,343,686.77	5,333,058.08	09/06/21
49	300460049	1	RT	Orlando	FL	Actual/360	4.36025%	19,317.18	11,085.28	0.00	N/A	04/06/23	--	5,145,149.97	5,134,064.69	09/06/21
50	300460050	1	MF	Grand Rapids	MI	Actual/360	5.40025%	23,511.32	9,422.46	0.00	N/A	01/01/23	--	5,056,197.11	5,046,774.65	09/01/21
51	625100017	1	RT	Frisco	TX	Actual/360	4.35025%	17,823.90	10,202.90	0.00	N/A	05/05/23	--	4,758,327.78	4,748,124.88	09/05/21
52	406100114	1	MH	Various	Various	Actual/360	4.91325%	18,606.34	13,267.94	0.00	N/A	05/06/23	--	4,397,998.76	4,384,730.82	09/06/21
53	623100010	1	OF	Houston	TX	Actual/360	4.53025%	17,230.14	9,210.27	0.00	N/A	05/06/23	--	4,417,040.28	4,407,830.01	09/06/21
54	406100109	1	MF	Washington	DC	Actual/360	5.19825%	18,226.04	11,881.24	0.00	N/A	05/06/23	--	4,071,897.81	4,060,016.57	09/06/21
55	300460055	1	LO	Bellevue	NE	Actual/360	4.67025%	14,032.09	18,061.04	0.00	N/A	04/06/23	--	3,489,364.94	3,471,303.90	09/06/21
56	695100129	1	LO	Marietta	GA	Actual/360	4.41025%	14,655.38	12,330.70	0.00	N/A	05/01/23	--	3,859,219.21	3,846,888.51	09/01/21
57	406100070	1	RT	Midlothian	VA	Actual/360	4.48025%	15,818.11	8,951.27	0.00	N/A	11/06/22	--	4,100,315.86	4,091,364.59	09/06/21
58	623100012	1	MH	Various	Various	Actual/360	5.03025%	16,856.02	11,581.43	0.00	N/A	05/06/23	--	3,891,596.85	3,880,015.42	09/06/21
59	406100083	1	LO	Houston	TX	Actual/360	5.52025%	18,161.41	11,002.98	0.00	N/A	02/06/23	--	3,820,773.69	3,809,770.71	09/06/21
61	625100014	1	RT	Charlotte	NC	Actual/360	4.43025%	15,074.24	8,369.00	0.00	N/A	05/05/23	--	3,951,596.34	3,943,227.34	09/05/21
62	406100093	1	RT	Atlanta	GA	Actual/360	5.77025%	19,573.28	6,744.70	0.00	N/A	04/06/23	--	3,939,386.20	3,932,641.50	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
63	300460063	1	RT	Port Richey	FL	Actual/360	4.69025%	12,133.15	15,835.23	0.00	N/A	02/01/23	--	3,004,288.63	2,988,453.40	09/01/21
64	406100089	1	IN	Sparks	NV	Actual/360	4.85025%	15,369.22	7,387.49	0.00	N/A	03/06/23	--	3,680,025.95	3,672,638.46	08/06/21
65	625100015	1	RT	Hemet	CA	Actual/360	4.07025%	12,635.40	8,067.37	0.00	N/A	05/05/23	--	3,605,250.41	3,597,183.04	09/05/21
66	300460066	1	MF	Johnson City	TN	Actual/360	4.57025%	13,856.60	7,343.80	0.00	N/A	01/01/23	--	3,521,124.88	3,513,781.08	09/01/21
67	623100013	1	RT	Spring	TX	Actual/360	4.40025%	13,211.90	7,419.45	0.00	N/A	05/06/23	--	3,487,012.44	3,479,592.99	09/06/21
68	300460068	1	MF	Weslaco	TX	Actual/360	4.39025%	11,009.34	9,326.13	0.00	N/A	05/06/23	--	2,912,308.57	2,902,982.44	09/06/21
69	625100016	1	MU	Bronx	NY	Actual/360	4.70025%	12,779.36	6,410.24	0.00	N/A	05/05/23	--	3,157,563.80	3,151,153.56	09/05/21
70	300460070	1	OF	Egg Harbor Township	NJ	Actual/360	4.16025%	10,322.44	9,535.88	0.00	N/A	04/06/23	--	2,881,573.31	2,872,037.43	09/06/21
71	300460071	1	MF	Athens	OH	Actual/360	4.64025%	12,397.83	6,401.04	0.00	N/A	04/01/23	--	3,102,904.98	3,096,503.94	09/01/21
72	695100130	1	MU	New York	NY	Actual/360	4.22025%	11,138.24	6,704.50	0.00	N/A	05/01/23	--	3,065,102.55	3,058,398.05	09/01/21
73	625100018	1	MF	Baltimore	MD	Actual/360	4.40025%	11,223.71	6,302.92	0.00	N/A	05/05/23	--	2,962,268.20	2,955,965.28	09/05/21
74	625100012	1	OF	Deerfield Beach	FL	Actual/360	4.37025%	10,620.10	6,071.13	0.00	N/A	04/05/23	--	2,822,200.11	2,816,128.98	09/05/21
75	623100007	1	RT	Katy	TX	Actual/360	4.51025%	9,424.68	5,108.88	0.00	N/A	04/06/23	--	2,426,783.42	2,421,674.54	09/06/21
76	623100006	1	MH	Glendale	AZ	Actual/360	5.09025%	9,454.79	6,471.04	0.00	N/A	12/06/22	--	2,157,121.99	2,150,650.95	09/06/21
77	623100011	1	RT	Virginia Beach	VA	Actual/360	4.65025%	8,418.59	6,537.50	0.00	N/A	05/06/23	--	2,102,457.25	2,095,919.75	09/06/21
78	300460078	1	RT	Savannah	TN	Actual/360	4.68025%	6,892.76	8,846.21	0.00	N/A	04/06/23	--	1,710,362.89	1,701,516.68	09/06/21
Totals								3,480,613.24	2,025,470.97	0.00				904,295,310.75	902,269,839.78
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	15,638,457.40	7,060,946.83	07/01/20	12/31/20	--	0.00	0.00	446,419.30	446,419.30	0.00	0.00
2	1	4,829,026.96	2,367,917.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	3,859,677.63	907,325.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	(2,492,864.00)	0.00	--	--	--	0.00	0.00	287,593.04	287,593.04	0.00	0.00
6	1	3,153,184.06	631,066.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,250,748.82	856,899.91	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	2,194,938.00	1,817,677.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,790,868.00	1,856,333.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,386,989.00	1,679,767.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	2,689,763.44	1,344,833.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	8,420.64	0.00
16	1	1,581,633.80	469,043.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,168,595.19	1,124,283.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,188,805.47	719,357.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,821,993.56	1,847,088.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,947,066.89	969,772.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,770,888.22	959,959.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	516,185.78	(514,642.47)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	744,337.35	343,228.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	2,024,933.46	1,007,601.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,158,208.00	588,611.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	(192,045.54)	(96,428.18)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	859,015.37	204,627.91	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,181,305.18	476,151.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	2,098,714.21	1,193,834.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	1,236,046.52	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1	1,008,020.56	511,526.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	75,866.96	556,262.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1	1,007,668.42	487,502.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	453,884.15	229,978.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	842,868.89	464,174.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	518,738.00	435,956.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	530,242.11	120,584.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	961,055.01	534,262.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	709,412.56	151,968.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	688,426.41	417,651.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	140,284.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	1,319,238.79	750,783.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	741,918.00	767,733.13	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	646,641.20	706,348.43	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	968,990.00	441,214.31	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	617,076.44	337,992.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	4,583.98	90,724.58	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	486,771.42	243,904.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	538,847.30	371,998.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	1	353,040.00	264,960.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	661,121.53	191,559.68	01/01/21	03/31/21	--	0.00	0.00	22,693.33	22,693.33	0.00	0.00
65	1	144,368.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	1	308,961.92	72,365.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	370,651.30	162,810.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	417,291.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	510,865.19	128,880.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	1	521,421.00	587,203.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	1	330,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	1	407,662.87	134,740.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	168,904.27	85,207.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	346,846.10	224,791.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	1	329,216.00	164,090.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	1	259,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		77,421,139.97	38,828,764.98				0.00	0.00	756,705.67	756,705.67	8,420.64	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480835%	4.414807%	19
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480817%	4.414796%	20
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480799%	4.414784%	21
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480799%	4.414794%	22
05/12/21	1	89,477,537.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480780%	4.414781%	23
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480779%	4.414789%	24
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480759%	4.439338%	25
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480796%	4.439379%	26
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480774%	4.439361%	27
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480752%	4.439343%	28
11/13/20	1	20,220,189.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480748%	4.439343%	29
10/13/20	1	20,278,494.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480725%	4.439324%	30
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	300460001 08/06/21		0	B	446,419.30	446,419.30	4,943.70	88,910,535.83	04/02/21	3
5	406100111 08/06/21		0	B	287,593.04	287,593.04	71,692.65	44,395,456.79	04/16/20	9
64	406100089 08/06/21		0	B	22,693.33	22,693.33	0.00	3,680,025.95
Totals					756,705.67	756,705.67	76,636.35	136,986,018.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		902,269,840	902,269,840	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	902,269,840	902,269,840	0	0	0	0
Aug-21	904,295,311	904,295,311	0	0	0	0
Jul-21	906,313,029	906,313,029	0	0	0	0
Jun-21	908,427,047	908,427,047	0	0	0	0
May-21	910,428,936	820,951,398	89,477,537	0	0	0
Apr-21	912,527,657	912,527,657	0	0	0	0
Mar-21	914,513,838	914,513,838	0	0	0	0
Feb-21	916,807,385	916,807,385	0	0	0	0
Jan-21	918,777,139	918,777,139	0	0	0	0
Dec-20	920,739,358	920,739,358	0	0	0	0
Nov-20	922,799,748	902,579,558	20,220,189	0	0	0
Oct-20	924,746,562	904,468,068	20,278,495	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	300460001	88,720,438.20	88,910,535.83	170,000,000.00	02/01/13	6,665,246.83	2.48010	12/31/20	04/06/23	259
5	406100111	44,315,908.26	44,395,456.79	75,000,000.00	03/01/13	(3,263,330.00)	(0.94300)	12/31/20	05/06/23	259
Totals		133,036,346.46	133,305,992.62	245,000,000.00		3,401,916.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	300460001	RT	NC	04/02/21	3

5	406100111	LO	MN	04/16/20	9

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	406100106	1	65,910,822.96	4.75003%	65,910,822.96 4.75003%		8	06/28/19	06/28/19	--
3	406100086	1	0.00	5.36003%	0.00	5.36003%	8	02/28/19	02/28/19	--
Totals			65,910,822.96		65,910,822.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	300460036 04/12/18	7,750,644.20	14,700,000.00	7,837,912.75	72,166.53	7,837,912.75	7,765,746.22	0.00	0.00	0.00	0.00	0.00%
60	625100013 02/12/19	4,241,429.26	8,920,000.00	5,066,148.00	441,840.11	5,066,148.00	4,624,307.89	0.00	0.00	19,023.81	(19,023.81)	0.40%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,992,073.46	23,620,000.00	12,904,060.75	514,006.64	12,904,060.75	12,390,054.11	0.00	0.00	19,023.81	(19,023.81)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	300460036	04/12/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	625100013	08/12/21	0.00	0.00	(19,023.81)	0.00	0.00	2,138.67	0.00	0.00	2,313.85
		06/11/21	0.00	0.00	(21,162.48)	0.00	0.00	175.18	0.00	0.00
		05/12/20	0.00	0.00	(21,337.66)	0.00	(21,337.66)	0.00	0.00	0.00
		02/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(19,023.81)	0.00	(21,337.66)	2,313.85	0.00	0.00	2,313.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,140.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	3,912.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,557.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,697.82	0.00	3,912.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,610.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29